Leases (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Right-of-use asset
Right-of-use asset at beginning of period	R$ 73,827
Right-of-use asset at end of period	56,187	R$ 73,827
Net balance at	56,187	73,827
Cost
Right-of-use asset
Right-of-use asset at beginning of period	114,863	94,408
Additions due to business combination (note 9.c)	11,035	5,414
Foreign currency difference	(3,226)	2,747
Additions	15,074	15,539
Derecognition of right-of-use assets	(34,961)	(4,563)
Right-of-use asset at end of period	102,785	114,863
Increase (Decrease) Through Remeasurement of Right-of-Use Assets		1,318
Net balance at	102,785	114,863
Depreciation
Right-of-use asset
Right-of-use asset at beginning of period	(41,037)	(24,643)
Foreign currency difference	123	(857)
Depreciation	(27,165)	(18,763)
Derecognition of right-of-use assets	21,481	3,602
Right-of-use asset at end of period	(46,598)	(41,037)
Increase (Decrease) Through Remeasurement of Right-of-Use Assets		(376)
Net balance at	(46,598)	(41,037)
Properties
Right-of-use asset
Right-of-use asset at beginning of period	69,441
Right-of-use asset at end of period	48,415	69,441
Net balance at	48,415	69,441
Properties | Cost
Right-of-use asset
Right-of-use asset at beginning of period	107,640	88,549
Additions due to business combination (note 9.c)	11,035	5,414
Foreign currency difference	(3,226)	2,744
Additions	8,144	11,815
Derecognition of right-of-use assets	(33,006)	(2,200)
Right-of-use asset at end of period	90,587	107,640
Increase (Decrease) Through Remeasurement of Right-of-Use Assets		1,318
Net balance at	90,587	107,640
Properties | Depreciation
Right-of-use asset
Right-of-use asset at beginning of period	(38,200)	(22,090)
Foreign currency difference	123	(856)
Depreciation	(23,679)	(16,535)
Derecognition of right-of-use assets	19,584	1,657
Right-of-use asset at end of period	(42,172)	(38,200)
Increase (Decrease) Through Remeasurement of Right-of-Use Assets		(376)
Net balance at	(42,172)	(38,200)
Vehicles
Right-of-use asset
Right-of-use asset at beginning of period	4,173
Right-of-use asset at end of period	7,772	4,173
Net balance at	7,772	4,173
Vehicles | Cost
Right-of-use asset
Right-of-use asset at beginning of period	6,372	5,008
Additions due to business combination (note 9.c)	0	0
Foreign currency difference	0	3
Additions	6,930	3,724
Derecognition of right-of-use assets	(1,104)	(2,363)
Right-of-use asset at end of period	12,198	6,372
Increase (Decrease) Through Remeasurement of Right-of-Use Assets		0
Net balance at	12,198	6,372
Vehicles | Depreciation
Right-of-use asset
Right-of-use asset at beginning of period	(2,199)	(2,199)
Foreign currency difference	0	(1)
Depreciation	(3,273)	(1,944)
Derecognition of right-of-use assets	1,046	1,945
Right-of-use asset at end of period	(4,426)	(2,199)
Increase (Decrease) Through Remeasurement of Right-of-Use Assets		0
Net balance at	(4,426)	(2,199)
IT equipment
Right-of-use asset
Right-of-use asset at beginning of period	213
Right-of-use asset at end of period	0	213
Net balance at	0	213
IT equipment | Cost
Right-of-use asset
Right-of-use asset at beginning of period	851	851
Additions due to business combination (note 9.c)	0	0
Foreign currency difference	0	0
Additions	0	0
Derecognition of right-of-use assets	(851)	0
Right-of-use asset at end of period	0	851
Increase (Decrease) Through Remeasurement of Right-of-Use Assets		0
Net balance at	0	851
IT equipment | Depreciation
Right-of-use asset
Right-of-use asset at beginning of period	(638)	(354)
Foreign currency difference	0	0
Depreciation	(213)	(284)
Derecognition of right-of-use assets	851	0
Right-of-use asset at end of period	0	(638)
Increase (Decrease) Through Remeasurement of Right-of-Use Assets		0
Net balance at	R$ 0	R$ (638)